Shortterm Bank Loans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 22, 2022
Interest Expense	$ 45,673	$ 72,687
Tantech Charcoal 2 [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount			$ 2,212,673
Debt Instrument, Interest Rate, Stated Percentage			4.35%